Notes to consolidated statement of cash flows (Changes in group's liabilities from financing activities) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Loans (Note25, 31) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
The group's liabilities from financing activities at the beginning of the year	¥ 211,207,782	¥ 205,380,764
Effect of adoption of IFRS 16		0
The group's liabilities from financing activities at the beginning of the year (restated)		211,207,782
(a) Asset acquisitions	9,418	11,983,707
(b) Changes from financing cash flows:
Proceeds from new loans	119,800,321	126,001,437
Repayment of loans	(130,703,965)	(132,293,601)
Proceeds from new bonds	0	0
Repayment of bonds	0	0
Payment of lease liabilities	0
Capital element of finance lease rentals paid		0
Interest element of finance lease rentals paid		0
Interest paid	0	0
Dividends paid to shareholders of the Company	0
Dividends paid to Non-controlling interests of the subsidiaries	0
Others	0	(20,466)
(c) Exchange adjustments	811,524	415,219
(d) Changes in fair value		0
(e) Other changes:
New leases	0	0
Interest expenses	0	0
Accrued cumulative distribution of other equity instrument	0	0
Capitalised borrowing costs	0	0
Dividends relating to last year	0
Disposal group held for sale	0	(297,400)
Others	17,000	38,122
The group's liabilities from financing activities at the end of the year	201,142,080	211,207,782
Loans in Disposal group held for sale (Note20) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
The group's liabilities from financing activities at the beginning of the year	297,400
The group's liabilities from financing activities at the beginning of the year (restated)		297,400
(a) Asset acquisitions	0
(b) Changes from financing cash flows:
Proceeds from new loans	498,000
Repayment of loans	(213,400)
Proceeds from new bonds	0
Repayment of bonds	0
Payment of lease liabilities	0
Interest paid	0
Dividends paid to shareholders of the Company	0
Dividends paid to Non-controlling interests of the subsidiaries	0
Others	0
(c) Exchange adjustments	0
(e) Other changes:
New leases	0
Interest expenses	0
Accrued cumulative distribution of other equity instrument	0
Capitalised borrowing costs	0
Dividends relating to last year	0
Disposal group held for sale	(582,000)
Others	0
The group's liabilities from financing activities at the end of the year	0	297,400
Bonds (Note26, 30) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
The group's liabilities from financing activities at the beginning of the year	41,519,596	31,059,223
Effect of adoption of IFRS 16		0
The group's liabilities from financing activities at the beginning of the year (restated)		41,519,596
(a) Asset acquisitions	0	0
(b) Changes from financing cash flows:
Proceeds from new loans	0	0
Repayment of loans	0	0
Proceeds from new bonds	35,300,000	54,000,000
Repayment of bonds	(36,500,000)	(43,500,000)
Payment of lease liabilities	0
Capital element of finance lease rentals paid		0
Interest element of finance lease rentals paid		0
Interest paid	(291,040)	(643,356)
Dividends paid to shareholders of the Company	0
Dividends paid to Non-controlling interests of the subsidiaries	0
Others	(29,075)	(73,562)
(c) Exchange adjustments	0	0
(d) Changes in fair value		0
(e) Other changes:
New leases	0	0
Interest expenses	314,280	686,017
Accrued cumulative distribution of other equity instrument	0	0
Capitalised borrowing costs	0	0
Dividends relating to last year	0
Disposal group held for sale	0	0
Others	(1,303)	(8,726)
The group's liabilities from financing activities at the end of the year	40,312,458	41,519,596
Accrued Interests (Note 28) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
The group's liabilities from financing activities at the beginning of the year	1,152,767	947,302
Effect of adoption of IFRS 16		0
The group's liabilities from financing activities at the beginning of the year (restated)		1,152,767
(a) Asset acquisitions	0	16,798
(b) Changes from financing cash flows:
Proceeds from new loans	0	0
Repayment of loans	0	0
Proceeds from new bonds	0	0
Repayment of bonds	0	0
Payment of lease liabilities	0
Capital element of finance lease rentals paid		0
Interest element of finance lease rentals paid		0
Interest paid	(10,732,737)	(10,011,011)
Dividends paid to shareholders of the Company	0
Dividends paid to Non-controlling interests of the subsidiaries	0
Others	0	0
(c) Exchange adjustments	0	2,959
(d) Changes in fair value		0
(e) Other changes:
New leases	0	0
Interest expenses	10,276,865	9,701,316
Accrued cumulative distribution of other equity instrument	0	0
Capitalised borrowing costs	579,808	495,818
Dividends relating to last year	0
Disposal group held for sale	0	(415)
Others	0	0
The group's liabilities from financing activities at the end of the year	1,276,703	1,152,767
Cumulative distribution of other equity instrument investments (Note 24) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
The group's liabilities from financing activities at the beginning of the year	8,846	0
Effect of adoption of IFRS 16		0
The group's liabilities from financing activities at the beginning of the year (restated)		8,846
(a) Asset acquisitions	0	0
(b) Changes from financing cash flows:
Proceeds from new loans	0	0
Repayment of loans	0	0
Proceeds from new bonds	0	0
Repayment of bonds	0	0
Payment of lease liabilities	0
Capital element of finance lease rentals paid		0
Interest element of finance lease rentals paid		0
Interest paid	(617,662)	(333,504)
Dividends paid to shareholders of the Company	0
Dividends paid to Non-controlling interests of the subsidiaries	0
Others	0	0
(c) Exchange adjustments	0	0
(d) Changes in fair value		0
(e) Other changes:
New leases	0	0
Interest expenses	0	0
Accrued cumulative distribution of other equity instrument	685,922	342,350
Capitalised borrowing costs	0	0
Dividends relating to last year	0
Disposal group held for sale	0	0
Others	0	0
The group's liabilities from financing activities at the end of the year	77,106	8,846
Finance leases payables/Lease liabilities (Note 27,43) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
The group's liabilities from financing activities at the beginning of the year	1,442,174	1,600,106
Effect of adoption of IFRS 16		774,618
The group's liabilities from financing activities at the beginning of the year (restated)		2,216,792
(a) Asset acquisitions	602,257	249,161
(b) Changes from financing cash flows:
Proceeds from new loans	0	0
Repayment of loans	0	0
Proceeds from new bonds	0	0
Repayment of bonds	0	0
Payment of lease liabilities	(488,015)
Capital element of finance lease rentals paid		(549,169)
Interest element of finance lease rentals paid		(87,857)
Interest paid	0	0
Dividends paid to shareholders of the Company	0
Dividends paid to Non-controlling interests of the subsidiaries	0
Others	0	0
(c) Exchange adjustments	(23,673)	(242)
(d) Changes in fair value		0
(e) Other changes:
New leases	2,233,736	34,911
Interest expenses	171,573	99,079
Accrued cumulative distribution of other equity instrument	0	0
Capitalised borrowing costs	0	0
Dividends relating to last year	0
Disposal group held for sale	0	0
Others	0	96,185
The group's liabilities from financing activities at the end of the year	4,712,670	1,442,174
Dividends payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
The group's liabilities from financing activities at the beginning of the year	1,267,833
Effect of adoption of IFRS 16		0
The group's liabilities from financing activities at the beginning of the year (restated)		1,267,833
(a) Asset acquisitions	0
(b) Changes from financing cash flows:
Proceeds from new loans	0
Repayment of loans	0
Proceeds from new bonds	0
Repayment of bonds	0
Payment of lease liabilities	0
Interest paid	0
Dividends paid to shareholders of the Company	(1,569,809)
Dividends paid to Non-controlling interests of the subsidiaries	(1,436,574)
Others	0
(c) Exchange adjustments	0
(e) Other changes:
New leases	0
Interest expenses	0
Accrued cumulative distribution of other equity instrument	0
Capitalised borrowing costs	0
Dividends relating to last year	2,929,586
Disposal group held for sale	0
Others	0
The group's liabilities from financing activities at the end of the year	1,191,036	1,267,833
Interest rate swap contracts (liabilities) (Note 14) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
The group's liabilities from financing activities at the beginning of the year	¥ 149,117	130,643
(a) Asset acquisitions		0
(b) Changes from financing cash flows:
Proceeds from new loans		0
Repayment of loans		0
Proceeds from new bonds		0
Repayment of bonds		0
Capital element of finance lease rentals paid		0
Interest element of finance lease rentals paid		0
Interest paid		0
Others		0
(c) Exchange adjustments		0
(d) Changes in fair value		18,474
(e) Other changes:
New leases		0
Interest expenses		0
Accrued cumulative distribution of other equity instrument		0
Capitalised borrowing costs		0
Disposal group held for sale		0
Others		0
The group's liabilities from financing activities at the end of the year		¥ 149,117